Finance debt - Summary of weighted average interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 72,664	$ 67,724
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	39,630	25,817
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	33,034	41,907
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	72,343	67,505
US dollar | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	39,452	25,634
US dollar | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 32,891	$ 41,871
US dollar | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	3.00%	4.00%
Weighted average time for which rate is fixed Years	8 years	5 years
US dollar | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	2.00%	3.00%
Other currencies
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 321	$ 219
Other currencies | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	178	183
Other currencies | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 143	$ 36
Other currencies | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	6.00%
Weighted average time for which rate is fixed Years	9 years	10 years
Other currencies | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	5.00%	7.00%